Long-Term Debt (Detail)	1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Aug. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Line of Credit Facility [Line Items]
Interest expense				$ 1,300,000	$ 1,600,000	$ 2,200,000	$ 1,100,000	$ 200,000
Two Thousand Twelve Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity							$ 26,000,000
Credit facility, basis spread on variable rate							4.00%	4.50%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding							$ 0
Revolving Credit Facility [Member] | Two Thousand Twelve Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity							$ 14,000,000
Debt instrument, interest rate							0.75%
Revolving Credit Facility [Member] | Two Thousand Twelve Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity period							2014-06
Revolving Credit Facility [Member] | Two Thousand Twelve Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity period							2016-06
Revolving Credit Facility [Member] | Two Thousand Twelve Credit Facility [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate							4.00%
Revolving Credit Facility [Member] | 2014 Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, effective interest rate				4.25%		4.25%
Revolving Credit Facility [Member] | 2014 Revolving Credit And Guarantee Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity		$ 50,000,000
Credit facility, amount outstanding						$ 8,000,000
Credit facility, effective interest rate						3.59%
Credit facility, maximum leverage ratio		3
Credit facility, minimum leverage ratio		2
Repayment of line of credit				$ 8,000,000
Credit facility, maximum stated interest rate		3.50%
Revolving Credit Facility [Member] | 2014 Revolving Credit And Guarantee Agreement [Member] | Commitment Fee, Scenario One [Member]
Line of Credit Facility [Line Items]
Credit facility, commitment fee rate		0.375%
Revolving Credit Facility [Member] | 2014 Revolving Credit And Guarantee Agreement [Member] | Commitment Fee, Scenario Two [Member]
Line of Credit Facility [Line Items]
Credit facility, commitment fee rate		0.50%
Revolving Credit Facility [Member] | 2014 Revolving Credit And Guarantee Agreement [Member] | Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate		0.50%
Revolving Credit Facility [Member] | 2014 Revolving Credit And Guarantee Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate		1.00%
Senior Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding							$ 2,300,000
Senior Term Loan [Member] | Two Thousand Twelve Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity							$ 3,000,000
Debt instrument, interest rate							0.50%
Senior Term Loan [Member] | Two Thousand Twelve Credit Facility [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate							4.50%
Mezzanine Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding							$ 9,000,000
Mezzanine Term Loan [Member] | Two Thousand Twelve Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity							$ 9,000,000
Debt instrument, interest rate							10.50%
Debt instrument, maturity period							2016-05
Line of Credit [Member] | 2014 Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity			$ 180,000,000
Credit facility, amount outstanding				0		$ 125,000,000
Credit facility, minimal stated interest rate			3.25%
Credit facility, minimum liquidity level			$ 15,000,000
Credit facility, minimum fixed charge coverage ratio			1
Credit facility, maximum leverage ratio			3
Credit facility, minimum leverage ratio			2
Repayment of line of credit	$ 125,000,000
Line of Credit [Member] | 2014 Credit Facility [Member] | Commitment Fee, Scenario One [Member]
Line of Credit Facility [Line Items]
Credit facility, commitment fee rate			0.25%
Line of Credit [Member] | 2014 Credit Facility [Member] | Commitment Fee, Scenario Two [Member]
Line of Credit Facility [Line Items]
Credit facility, commitment fee rate			0.35%
Line of Credit [Member] | 2014 Credit Facility [Member] | Commitment Fee, Scenario Three [Member]
Line of Credit Facility [Line Items]
Credit facility, commitment fee rate			0.45%
Line of Credit [Member] | 2014 Credit Facility [Member] | Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			0.50%
Line of Credit [Member] | 2014 Credit Facility [Member] | Eurodollar [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			1.00%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding				$ 16,800,000		$ 2,900,000
Letter of Credit [Member] | 2014 Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity			$ 50,000,000
Letter of Credit [Member] | 2014 Revolving Credit And Guarantee Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity		$ 10,000,000
Swing Line Loan [Member] | 2014 Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity			$ 25,000,000
Swing Line Loan [Member] | 2014 Revolving Credit And Guarantee Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity		$ 10,000,000